Fair Value Measurements (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 Foreign Exchange Future [Member] USD ($)	Dec. 31, 2013 Foreign Exchange Future [Member] EUR (€)	Dec. 31, 2012 Foreign Exchange Future [Member] USD ($)	Dec. 31, 2012 Foreign Exchange Future [Member] EUR (€)	Dec. 31, 2013 Foreign Exchange Future Two [Member] USD ($)	Dec. 31, 2013 Foreign Exchange Future Two [Member] ILS	Dec. 31, 2012 Foreign Exchange Future Two [Member] USD ($)	Dec. 31, 2012 Foreign Exchange Future Two [Member] ILS
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign exchange transactions		$ 54,000	€ 40,300	$ 26,800	€ 20,900	$ 18,300	65,000	$ 37,000	145,600
Cash flow hedge						5,800
Fair value of foreign exchange contracts	$ 200